Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
Supplement [Text Block]	fist_SupplementTextBlock

Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2016

Effective August 31, 2016, the Federated Capital Income Fund's (the "Fund") Blended Index benchmark (the "Blended Index") will be comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. Prior to August 31, 2016, the Blended Index was comprised of 40% Dow Jones U.S. Select Dividend Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. Accordingly, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

Average Annual Total Return Table

The Fund's R class commenced operations on June 25, 2013. The Fund's IS class commenced operations on March 30, 2012. For the period prior to the commencement of operations of the Fund's R class, the R class performance information shown below is the Fund's A class performance adjusted to reflect the expenses of the Fund's R class for each year for which the expenses of the Fund's R class would have exceeded the actual expenses paid by the Fund's A class. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance shown in the table below also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund's A class, class and IS class and to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the R and IS classes.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for B, C, F, R and IS classes will differ from those shown for A class. a Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2015)

	1 Year	5 Years	10 Years
A:
Return Before Taxes	-11.38%	3.58%	4.72%
Return After Taxes on Distributions	-13.34%	1.74%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	-6.39%	2.23%	3.19%
B:
Return Before Taxes	-11.78%	3.64%	4.68%
C:
Return Before Taxes	-7.79%	3.96%	4.53%
F:
Return Before Taxes	-7.96%	4.55%	5.23%
R:
Return Before Taxes	-6.32%	4.56%	5.21%
IS:
Return Before Taxes	-5.94%	4.87%	5.37%
Standard and Poor's 500 Index [1] (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Blended Index [2] (reflects no deduction for fees, expenses or taxes)	(1.75)%	7.23%	6.42%
Morningstar Allocation—30% to 50% Category Average [3]	(2.32)%	4.30%	4.15%

1The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2The Blended Index is comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

3Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.

Federated Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock

Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2016

Effective August 31, 2016, the Federated Capital Income Fund's (the "Fund") Blended Index benchmark (the "Blended Index") will be comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. Prior to August 31, 2016, the Blended Index was comprised of 40% Dow Jones U.S. Select Dividend Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. Accordingly, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

Average Annual Total Return Table

The Fund's R class commenced operations on June 25, 2013. The Fund's IS class commenced operations on March 30, 2012. For the period prior to the commencement of operations of the Fund's R class, the R class performance information shown below is the Fund's A class performance adjusted to reflect the expenses of the Fund's R class for each year for which the expenses of the Fund's R class would have exceeded the actual expenses paid by the Fund's A class. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance shown in the table below also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund's A class, class and IS class and to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the R and IS classes.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for B, C, F, R and IS classes will differ from those shown for A class. a Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2015)

	1 Year	5 Years	10 Years
A:
Return Before Taxes	-11.38%	3.58%	4.72%
Return After Taxes on Distributions	-13.34%	1.74%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	-6.39%	2.23%	3.19%
B:
Return Before Taxes	-11.78%	3.64%	4.68%
C:
Return Before Taxes	-7.79%	3.96%	4.53%
F:
Return Before Taxes	-7.96%	4.55%	5.23%
R:
Return Before Taxes	-6.32%	4.56%	5.21%
IS:
Return Before Taxes	-5.94%	4.87%	5.37%
Standard and Poor's 500 Index [1] (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Blended Index [2] (reflects no deduction for fees, expenses or taxes)	(1.75)%	7.23%	6.42%
Morningstar Allocation—30% to 50% Category Average [3]	(2.32)%	4.30%	4.15%

1The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2The Blended Index is comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets USD Aggregate Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

3Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.